UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05742

Name of Fund: BlackRock Funds

        BlackRock Commodity Strategies Fund

        BlackRock Global Long/Short Credit Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street,

New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2012

Date of reporting period: 4/30/2012

Item 1 – Schedule of Investments

Consolidated Schedule of Investments April 30, 2012 (Unaudited)	BlackRock Commodity Strategies Fund (Percentages shown are based on Net Assets)

Commodity-Linked Notes – 13.7%	Par (000)		Value
Swedish Export Credit Corp. 3-month LIBOR (Indexed to the Dow Jones-UBS Commodity Index Total Return 4 Month Forward,multiplied by 3), 4/29/13	USD	14,000	$12,842,844

Common Stocks	Shares
Biotechnology – 0.0%
Genus Plc		950	21,779
Chemicals – 2.2%
Agrium, Inc.		2,800	246,120
CF Industries Holdings, Inc.		860	166,032
China BlueChemical Ltd., H Shares		14,000	9,978
Intrepid Potash, Inc. (a)		1,900	47,215
Israel Chemicals Ltd.		3,900	44,611
Monsanto Co.		5,625	428,513
The Mosaic Co.		3,500	184,870
Nufarm Ltd.		6,634	33,765
Potash Corp. of Saskatchewan, Inc.		7,900	335,592
Sinofert Holdings Ltd.		122,000	26,498
Syngenta AG		1,100	385,744
Yara International ASA		2,850	139,707

			2,048,645
Energy Equipment & Services – 3.6%
Cameron International Corp. (a)		5,750	294,688
Ensco Plc - ADR		9,850	538,303
Halliburton Co.		13,200	451,704
National Oilwell Varco, Inc.		7,750	587,140
Rowan Cos., Inc.		11,500	397,095
Schlumberger Ltd.		10,250	759,935
Technip SA		3,200	363,392

			3,392,257
Food & Staples Retailing – 0.0%
Olam International Ltd.		9,000	16,422
Food Products – 2.0%
Archer-Daniels-Midland Co.		4,900	151,067
Asian Citrus Holdings Ltd.		25,508	15,168
BRF-Brasil Foods SA - ADR		7,500	138,225
Bunge Ltd.		3,145	202,853
China Agri-Industries Holdings Ltd.		13,000	9,507
Corn Products International, Inc.		1,800	102,708
Cosan Ltd., A Shares		2,300	31,832
Darling International, Inc. (a)		700	11,466
First Resources Ltd.		65,000	98,464
Golden Agri-Resources Ltd.		380,000	224,938
GrainCorp Ltd.		700	6,702
Indofood Agri Resources Ltd.		66,000	75,635
Kuala Lumpur Kepong Bhd		10,500	81,890
New Britain Palm Oil Ltd.		7,800	110,130
Origin Enterprises Plc (a)		4,524	22,699

Common Stocks	Shares	Value
Food Products (concluded)
PT Astra Agro Lestari Tbk	20,000	$46,344
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	220,000	69,778
Smithfield Foods, Inc. (a)	3,100	64,976
Tate & Lyle Plc	4,800	53,804
Tyson Foods, Inc., Class A	2,400	43,800
Viterra, Inc.	7,000	112,740
Wilmar International Ltd.	47,000	184,019

		1,858,745
Machinery – 0.9%
AGCO Corp.	4,300	200,251
CNH Global NV	3,952	180,883
Deere & Co.	4,170	343,441
Kubota Corp.	8,000	77,225

		801,800
Metals & Mining – 19.0%
African Minerals Ltd. (a)	13,610	114,572
African Rainbow Minerals Ltd.	5,110	119,094
Agnico-Eagle Mines Ltd.	3,315	132,419
Alamos Gold, Inc.	9,300	170,212
Anglo American Plc	12,960	500,837
AngloGold Ashanti Ltd.	4,500	154,300
Antofagasta Plc	25,200	485,274
Aquarius Platinum Ltd.	13,100	27,786
Atlas Iron Ltd.	84,850	244,437
B2Gold Corp. (a)	13,220	49,917
Banro Corp. (a)	12,450	52,933
Barrick Gold Corp.	17,790	719,632
BHP Billiton Plc	41,230	1,327,273
Centerra Gold, Inc.	6,370	82,474
Cia de Minas Buenaventura SA - ADR	4,000	165,080
Discovery Metals Ltd. (a)	79,460	142,870
Eldorado Gold Corp.	28,040	397,388
Eurasian Natural Resources Corp. Plc	16,410	149,589
Evolution Mining Ltd. (a)	14,610	26,588
First Quantum Minerals Ltd.	23,409	486,261
Fortescue Metals Group Ltd.	89,090	517,556
Freeport-McMoRan Copper & Gold, Inc.	17,800	681,740
Fresnillo Plc	28,552	727,483
Glencore International Plc	75,900	525,989
Goldcorp, Inc.	22,384	857,202
Harmony Gold Mining Co. Ltd.	34,100	331,595
IAMGOLD Corp.	15,380	190,722
Iluka Resources Ltd.	12,330	215,386
Impala Platinum Holdings Ltd.	15,470	301,992
Industrias Penoles SAB de CV	3,500	163,984
Integra Mining Ltd. (a)	100,910	54,138
Kenmare Resources Plc (a)	137,820	113,403
Kinross Gold Corp.	16,490	147,731
Kumba Iron Ore Ltd.	4,860	344,179
London Mining Plc (a)	36,830	178,567

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ADR	American Depositary Receipts	GBP	British Pound
	CHF	Swiss Franc	LIBOR	London Interbank Offered Rate
	EUR	Euro	SGD	Singapore Dollar
	EURIBOR	Euro Interbank Offered Rate	USD	US Dollar
	FKA	Formerly Known As

BLACKROCK FUNDS	APRIL 30, 2012	1

Consolidated Schedule of Investments (continued)	BlackRock Commodity Strategies Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Metals & Mining (concluded)
Metminco Ltd. (a)	614,010	$115,611
Mineral Deposits Ltd. (a)	12,704	79,042
New Gold, Inc. (a)	15,500	141,216
Newcrest Mining Ltd.	28,080	765,181
Newmont Mining Corp.	4,550	216,808
Osisko Mining Corp. (a)	3,940	40,563
Pan American Silver Corp.	1,688	32,825
Patagonia Gold Plc (a)	41,000	24,453
Petropavlovsk Plc	5,140	39,881
Randgold Resources Ltd. - ADR	4,790	427,029
Rio Tinto Plc	26,110	1,463,592
Romarco Minerals, Inc. (a)	48,840	49,935
SEMAFO, Inc.	18,190	92,437
Silver Lake Resources Ltd. (a)	15,920	53,136
Sociedad Minera Cerro Verde SAA	6,389	257,477
Teck Resources Ltd., Class B	29,600	1,104,475
Vale SA - ADR	49,760	1,076,309
Volcan Cia Minera SAA, Class B	61,974	74,636
Xstrata Plc	30,960	594,603
Yamana Gold, Inc.	17,980	263,735
Zhaojin Mining Industry Co. Ltd., H Shares	21,500	29,925

		17,843,472
Oil, Gas & Consumable Fuels – 18.9%
Alpha Natural Resources, Inc. (a)	5,700	91,941
Anadarko Petroleum Corp.	11,213	820,904
Apache Corp.	7,800	748,332
BG Group Plc	22,600	533,252
BP Plc	72,500	523,748
Canadian Natural Resources Ltd.	6,900	239,721
Cenovus Energy, Inc.	6,350	230,447
Chevron Corp.	14,850	1,582,416
ConocoPhillips	10,250	734,208
Devon Energy Corp.	9,200	642,620
Enbridge, Inc.	10,850	454,605
ENI SpA	19,300	428,841
EOG Resources, Inc.	3,600	395,316
EQT Corp.	3,300	164,406
Exxon Mobil Corp.	20,372	1,758,918
Hess Corp.	6,450	336,303
Hyperdynamics Corp. (a)	69,000	64,411
INPEX Corp.	55	363,138
Nexen, Inc.	34,200	660,908
Noble Energy, Inc.	8,800	874,016
Occidental Petroleum Corp.	8,200	748,004
Oil Search Ltd.	48,250	366,284
Peabody Energy Corp.	7,750	241,103
Range Resources Corp.	9,050	603,273
Royal Dutch Shell Plc, B Shares	48,600	1,778,497
Sakari Resources Ltd.	130,000	205,657
Southwestern Energy Co.	8,100	255,798
Sterling Resources Ltd.	99,517	176,297
Suncor Energy, Inc.	12,500	412,892
Talisman Energy, Inc.	20,100	262,886
Total SA	11,650	559,241
TransCanada Corp.	9,000	395,951
Whitehaven Coal Ltd.	26,620	146,551

		17,800,885

Common Stocks	Shares		Value

Real Estate Investment Trusts (REITs) – 0.0%
Rayonier, Inc.		600	$27,210

Total Common Stocks – 46.6%			43,811,215

Investment Companies

ELEMENTSSM Linked to the Rogers International Commodity Index - Total Return (a)		115,000	1,021,200
ETFS All Commodities DJ-UBSCISM (a)		278,350	4,102,879

Total Investment Companies – 5.4%			5,124,079

Total Long-Term Investments (Cost – $60,885,003) – 65.7%			61,778,138

Short-Term Securities

Money Market Funds – 3.4%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (b)(c)		3,215,682	3,215,682

	Par (000)

U.S. Treasury Bills – 29.8%
0.00%, 5/31/12 (d)	USD	9,000	8,999,589
0.00%, 6/21/12 (d)		15,000	14,998,742
0.07%, 6/28/12 (d)		4,000	3,999,516

			27,997,847

Total Short-Term Securities (Cost – $31,212,842) – 33.2%			31,213,529

Total Investments (Cost – $92,097,845*) – 98.9%			92,991,667
Other Assets Less Liabilities – 1.1%			1,025,686

Net Assets – 100.0%			$94,017,353

*	As of April 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$92,097,845

Gross unrealized appreciation	$3,332,016
Gross unrealized depreciation	(2,438,194)

Net unrealized appreciation	$893,822

(a)	Non-income producing security.
(b)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Net Activity	Shares Held at April 30, 2012	Realized Gain	Income
BlackRock Liquidity Funds,
TempFund, Institutional Class	3,215,682	3,215,682	$60	$2,765

(c)	Represents the current yield as of report date.
(d)	Rate shown reflects the discount rate at the time of purchase.

2	BLACKROCK FUNDS	APRIL 30, 2012

Consolidated Schedule of Investments (continued)	BlackRock Commodity Strategies Fund

—	Foreign currency exchange contracts as of April 30, 2012 were as follows:

Currency Purchased		Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation

			The Bank of New York
USD 5,314	GBP	3,273	Mellon Corp.	5/02/12	$ –

			The Bank of New York
SGD 22,545	USD	18,196	Mellon Corp.	5/03/12	22
Total					$22

—

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of April 30, 2012 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Commodity- Linked Notes	–	–	$12,848,358	$12,848,358
Common Stocks:
Biotechnology	–	$ 21,779	–	21,779
Chemicals	$1,408,342	640,303	–	2,048,645
Energy Equipment & Services	3,028,865	363,392	–	3,392,257
Food & Staples Retailing	–	16,422	–	16,422
Food Products	969,797	888,948	–	1,858,745
Machinery	724,575	77,225	–	801,800
Metals & Mining	8,278,160	9,565,312	–	17,843,472
Oil, Gas & Consumable Fuels	12,895,676	4,905,209	–	17,800,885
Real Estate Investment Trusts (REITs)	27,210	–	–	27,210
Investment Companies	5,124,079	–	–	5,124,079
Short-Term Securities	3,215,682	27,997,847	–	31,213,529
Total	$35,672,386	$44,476,437	$12,848,358	$92,997,181

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	$ 22	–	–	$ 22

[1]	Derivative financial instruments are foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK FUNDS	APRIL 30, 2012	3

Consolidated Schedule of Investments (concluded)	BlackRock Commodity Strategies Fund

Certain of the Fund’s assets and liabilities are held at carrying amount which approximates fair value. Such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency	$70,755	–	–	$70,755
Liabilities:
Bank overdraft	(41,583)	–	–	(41,583)
Total	$29,172	–	–	$29,172

Certain of the Fund’s investments are categorized as Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment for which such inputs are unobservable. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

There were no transfers between levels during the period ended April 30, 2012.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Commodity-Linked Notes
Opening Balance, as of October 3, 2011	–

Transfers into Level 3[2]	–

Transfers out of Level 3[2]	–

Accrued discounts/premiums	–

Net realized gain (loss)	–

Net change in unrealized appreciation/depreciation[3]	$(1,151,642)

Purchases	14,000,000

Sales	–
Closing Balance, as of April 30, 2012	$12,848,358

[2]	Transfers into and transfers out of Level 3 represent the beginning of the reporting period value.

[3]	The change in unrealized appreciation/depreciation on investments still held at April 30, 2012 was $(1,151,642).

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

4	BLACKROCK FUNDS	APRIL 30, 2012

Schedule of Investments April 30, 2012 (Unaudited)	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Capital Trusts	Par (000)		Value

Insurance – 0.3%
XL Group Plc, 6.50% (a)(b)	USD	500	$416,250
Total Capital Trusts – 0.3%			416,250

Corporate Bonds	Par (000)		Value

Bermuda – 0.4%
Fidelity International Ltd., 7.13%, 2/13/24	GBP	450	726,961
Brazil – 0.3%
OGX Austria GmbH, 8.38%, 4/01/22 (c)	USD	500	510,000
Canada – 0.2%
Novelis, Inc., 8.75%, 12/15/20		230	253,575
Cayman Islands – 1.4%
Noble Holding International Ltd., 5.25%, 3/15/42		600	605,430
Transocean, Inc.:
6.50%, 11/15/20		300	344,527
6.38%, 12/15/21		850	995,344
UPCB Finance II Ltd., 6.38%, 7/01/20	EUR	250	322,651

			2,267,952
France – 0.4%
Pernod-Ricard SA, 7.00%, 1/15/15		500	744,381
Germany – 0.5%
ALBA Group Plc & Co KG, 8.00%, 5/15/18		250	343,334
HSH Nordbank AG:
1.86%, 2/14/17 (a)		480	419,347
1.90%, 2/14/17 (a)		70	61,827

			824,508
Ireland – 0.1%
Depfa Bank Plc, 1.58%, 12/15/15 (a)		210	186,939
Israel – 0.5%
Teva Pharmaceutical Finance IV BV, 2.88%, 4/15/19		571	775,951
Luxembourg – 2.0%
Beverage Packaging Holdings Luxembourg II SA, 8.00%, 12/15/16		150	186,641
Gategroup Finance Luxembourg SA, 6.75%, 3/01/19		525	691,466
Matterhorn Mobile SA, 6.75%, 5/15/19	CHF	900	1,012,643
Spie BondCo 3 SCA, 11.00%, 8/15/19	EUR	431	559,103
Wind Acquisition Finance SA, 11.75%, 7/15/17		220	271,556
Xefin Lux SCA, 8.00%, 6/01/18		400	521,537

			3,242,946
Netherlands – 1.8%
ABB Finance BV, 2.63%, 3/26/19		522	702,065
Allianz Finance II BV, 5.75%, 7/08/41 (a)		500	617,663
ING Bank NV:
1.17%, 5/23/16 (a)	USD	150	138,750
0.67%, 7/03/17 (a)		500	450,000
ING Verzekeringen NV, 2.69%, 6/21/21 (a)	EUR	250	309,414
LyondellBasell Industries NV, 5.75%, 4/15/24 (c)	USD	660	681,450
Refresco Group BV, 7.38%, 5/15/18	EUR	110	133,594

			3,032,936

Corporate Bonds	Par (000)		Value

Spain – 0.6%
AyT Cedulas Cajas Global:
3.50%, 3/14/16	EUR	200	$241,941
4.00%, 3/21/17		300	354,532
AyT Cedulas Cajas VIII Fondo de Titulizacion de Activos, 4.25%, 11/18/19		100	108,591
Banco Santander SA, 3.25%, 2/17/15		100	131,048
Telefonica Emisiones SAU, 5.60%, 3/12/20	GBP	100	150,869

			986,981
Sweden – 0.3%
Verisure Holding AB, 8.75%, 9/01/18	EUR	387	507,250
United Kingdom – 5.7%
Barclays Bank Plc, 2.51%, 1/20/15 (a)	GBP	560	912,875
BAT International Finance Plc, 3.63%, 11/09/21	EUR	705	982,987
Centrica Plc, 4.38%, 3/13/29	GBP	250	402,585
Eco-Bat Finance Plc, 7.75%, 2/15/17	EUR	490	642,125
Ensco Plc, 4.70%, 3/15/21	USD	1,000	1,091,156
House of Fraser Funding Plc, 8.88%, 8/15/18	GBP	200	297,803
Imperial Tobacco Finance Plc, 5.00%, 12/02/19	EUR	720	1,071,204
Infinis Plc, 9.13%, 12/15/14	GBP	246	413,706
Jaguar Land Rover Plc, 8.25%, 3/15/20		416	696,056
Kerling Plc, 10.63%, 2/01/17	EUR	320	411,934
Lloyds TSB Bank Plc:
11.88%, 12/16/21 (a)		535	774,791
5.13%, 3/07/25	GBP	310	526,597
Phones4u Finance Plc, 9.50%, 4/01/18		250	365,153
Priory Group No. 3 Plc, 7.00%, 2/15/18		482	735,304
The Unique Pub Finance Co. Plc, 5.66%, 6/30/27		157	188,549

			9,512,825
United States – 12.3%
Aircastle Ltd., 7.63%, 4/15/20 (c)	USD	1,000	1,015,000
Ally Financial, Inc., 8.00%, 11/01/31		250	286,250
American International Group, Inc., 3.80%, 3/22/17		900	929,536
Aviation Capital Group Corp., 6.75%, 4/06/21 (c)		500	494,700
Bank of America Corp.:
3.88%, 3/22/17		400	399,000
5.70%, 1/24/22		500	524,885
CCO Holdings LLC/CCO Holdings Capital Corp., 6.50%, 4/30/21		500	522,500
CIT Group, Inc., 7.00%, 5/02/16 (c)		500	501,250
Clear Channel Worldwide Holdings, Inc., 7.63%, 3/15/20 (c)		850	841,500
Continental Airlines, 2003-ERJ1 Pass-Through Trust, 7.88%, 7/02/18		529	528,736
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.80%, 3/15/22 (c)		1,000	995,476
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, 12/01/20		850	938,187
Fidelity National Information Services, Inc., 5.00%, 3/15/22 (c)		750	750,000
First Data Corp., 8.25%, 1/15/21 (c)		255	251,175
The Goldman Sachs Group, Inc., 5.75%, 1/24/22		500	522,097
HCA, Inc., 6.50%, 2/15/20		570	609,900
HD Supply, Inc., 8.13%, 4/15/19 (c)		1,000	1,073,750

BLACKROCK FUNDS	APRIL 30, 2012	5

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

United States (concluded)
Lawson Software, Inc., 9.38%, 4/01/19 (c)	USD	660	$689,700
Level 3 Financing, Inc., 8.13%, 7/01/19 (c)		1,000	1,027,500
Linn Energy LLC/Linn Energy Finance Corp., 6.25%, 11/01/19 (c)		500	492,500
Morgan Stanley, 3.80%, 4/29/16		250	244,467
PacifiCorp, 4.10%, 2/01/42		300	299,515
Realogy Corp., 7.63%, 1/15/20 (c)		400	415,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA, 7.88%, 8/15/19 (c)		220	237,600
Sprint Nextel Corp.:
9.00%, 11/15/18 (c)		500	550,625
7.00%, 3/01/20 (c)		760	775,200
Tennessee Gas Pipeline Co., 8.38%, 6/15/32		725	959,646
U.S. Airways Pass-Through Trust, 8.00%, 4/01/21		1,000	1,000,000
UR Financing Escrow Corp., 7.38%, 5/15/20 (c)		320	336,000
Wells Fargo & Co., 3.50%, 3/08/22		500	506,441
Wyndham Worldwide Corp.:
2.95%, 3/01/17		1,300	1,299,336
4.25%, 3/01/22		500	502,934

			20,520,406

Total Corporate Bonds – 26.5%			44,093,611

Floating Rate Loan Interests (a)	Par (000)		Value

United States – 5.4%
ACCO Brands Corp., Term Loan B, 4.25%, 1/04/19		200	200,666
Ascend Performance Materials Operations LLC, Term B Loan, 6.75%, 4/10/18		200	197,416
Asurion, LLC (FKA Asurion Corp.), First-Lien Term Loan, 5.50%, 5/24/18		474	474,238
CDW LLC (FKA CDW Corp.), Extended Term Loan, 4.00%, 7/15/17		295	290,017
Cequel Communications, LLC, Term Loan, 4.00%, 2/14/19		215	212,700
Crown Castle Operating Co., Tranche B Term Loan, 4.00%, 1/31/19		249	249,402
Delta 2 (Lux) S.a r.l (Formula One), Term Loan B, 5.75%, 4/18/17		270	271,620
DJO Finance LLC (ReAble Therapeutics Finance LLC), Tranche B-3 Term Loan, 6.25%, 9/15/17		180	180,281
Eastman Kodak Co., DIP Term Loan, 8.50%, 7/20/13 (d)		170	173,213
Federal-Mogul Corp., Tranche B Term Loan, 2.18%, 12/29/14		374	361,995
HD Supply Inc., Term Loan, 7.25%, 10/12/17		200	200,532
Ineos Finance Plc, Term Loan B, 6.50%, 4/19/18		205	205,769
Intelsat Jackson Holdings S.A. (FKA Intelsat Jackson Holdings Ltd.), Tranche B Term Loan, 5.25%, 4/02/18		498	500,450
Interactive Data Corp., Term B Loan, 4.50%, 2/11/18		499	498,975
Kabel Deutschland GmbH, Facility F, 4.25%, 2/01/19		740	739,075
Laureate Education, Inc., Extended Term Loan, 5.25%, 6/15/18		274	270,651

Floating Rate Loan Interests (a)	Par (000)		Value

United States (concluded)
Level 3 Financing, Inc., Tranche B III Term Loan, 5.75%, 9/01/18	USD	400	$405,400
Michaels Stores, Inc., B-2 Term Loan, 5.00%, 7/31/16		400	402,100
Nuveen Investments, Inc., First-Lien Incremental Term Loan, 7.25%, 5/13/17		200	200,950
PetCo Animal Supplies, Inc., New Loan, 4.50%, 11/24/17		200	200,032
Realogy Corp.:
Extended FL Term Loan, 4.77%, 10/10/16		204	189,625
Extended Synthetic Commitment, 0.09%, 10/10/16		16	14,875
Rexnord LLC/RBS Global, Inc., Term B Loan, 5.00%, 4/01/18		499	502,117
Reynolds Group Holdings, Inc., Tranche C Term Loan, 6.50%, 8/09/18		246	249,305
Schrader International, Term Loan B, 5.75%, 4/20/18		255	251,813
Seaworld Parks & Entertainment, Inc. (FKA SW Acquisitions Co., Inc.), Term B Loan, 4.00%, 8/17/17		350	350,273
Sequa Corp.:
Term Loan, 3.72% - 3.78%, 12/03/14		480	474,941
Tranche 1 2011 New Term Loan, 6.25%, 12/03/14		170	170,052
Tervita Corp. (FKA CCS Corp.), Term Loan B, 3.47%, 11/14/14		250	243,945
Toys ‘R’ Us-Delaware, Inc., Term B-3 Loan, 5.75%, 5/25/18		190	185,488
The Yankee Candle Co., Inc., Initial Term Loan, 5.25%, 4/02/19		200	201,214

Total Floating Rate Loan Interests – 5.4%			9,069,130

Foreign Government Obligations	Par (000)		Value

Germany – 0.2%
Federal Republic of Germany, 1.00%, 12/14/12	EUR	250	332,775

Greece – 0.0%
The Hellenic Republic, 0.00%, 10/15/42 (a)		5	33

Total Foreign Government Obligations – 0.2%			332,808

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Collateralized Mortgage Obligations – 1.3%
United Kingdom – 1.3%
Fosse Master Issuer Plc, Series 2010-3, Class A2, 2.72%, 10/18/54 (a)	GBP	100	163,041
Gemgarto, Series 2012-1, Class A, 0.00%, 5/14/45 (a)		470	767,417
LEOFRIC Plc, Series 2012-1, Class A1, 2.95%, 5/26/50 (a)		589	955,889
Permanent Master Issuer Plc, Series 2010-1X, Class 2A1, 2.32%, 7/15/42 (a)		130	209,827

Total Non-Agency Mortgage-Backed Securities – 1.3%			2,096,174

6	BLACKROCK FUNDS	APRIL 30, 2012

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

U.S. Treasury Obligations – 0.1%	Par (000)		Value

U.S. Treasury Notes, 2.13%, 8/15/21	USD	240	$246,150

Total Long-Term Investments
(Cost – $55,133,274) – 33.8%			56,254,123

Short-Term Securities

Borrowed Bond Agreements – 8.9%
Barclays Bank Plc:
(0.50)%, Open	EUR	1,040	1,377,195
(0.30)%, Open	USD	965	1,276,901
(0.25)%, Open	EUR	474	627,055
(0.25)%, Open		160	212,175
(0.25)%, Open		107	141,450
(0.15)%, Open	USD	495	495,000
0.00%, Open	EUR	251	331,755
0.05%, Open		500	661,915
0.15%, Open		536	709,936
0.15%, Open		268	354,796
0.15%, Open		142	188,063
BNP Paribas SA:
(0.01)%, Open		1,225	1,224,575
0.15%, Open		710	709,500
Credit Suisse International:
0.17%, Open	USD	4,432	4,432,050
0.22%, Open		1,433	1,432,640
0.22%, Open		535	535,300

			14,710,306

	Shares

Money Market Funds – 58.9%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (e)(f)		98,105,144	98,105,144

Total Short-Term Securities (Cost – $112,749,679) – 67.8%			112,815,450

Options Purchased	Contracts

Exchange-Traded Put Options
EURO STOXX 50 (Price) Index, Strike Price USD
2,350, Expires 5/18/12
(Cost – $34,314) – 0.0%		24	29,863

Total Investments Before Options Written and Borrowed Bonds
(Cost – $167,917,267*) – 101.6%			169,099,436

Options Written	Notional Amount (000)

Over-the-Counter Credit Default Put Swaptions
Sold credit default protection on Dow Jones CDX North American High Yield Index Series 18 Version 1, Strike Price USD 93, Expires 6/20/12, Broker Morgan Stanley Capital Services, Inc.
(Premiums Received – $6,000) – (0.0)%	USD	500	(3,052)

Borrowed Bonds	Par (000)		Value

Corporate Bonds – (0.8)%
BMW Finance NV, 3.25%, 1/28/16	EUR	(700)	$(982,346)
Wind Acquisition Finance SA, 11.75%, 7/15/17	USD	(290)	(284,925)

			(1,267,271)

Foreign Government Obligations – (2.8)%
Kingdom of Belgium:
3.25%, 9/28/16	EUR	(135)	(187,402)
4.25%, 9/28/21		(500)	(713,182)
Kingdom of Spain:
4.00%, 7/30/15		(750)	(992,789)
3.15%, 1/31/16		(1,000)	(1,274,588)
Republic of France, 3.75%, 4/25/17		(225)	(325,739)
Republic of Italy, 5.00%, 3/01/22		(920)	(1,170,063)

			(4,663,763)

U.S. Treasury Obligations – (5.0)%
U.S. Treasury Bonds:
3.75%, 8/15/41	USD	(645)	(728,245)
3.13%, 11/15/41		(530)	(531,656)
U.S. Treasury Notes:
0.88%, 2/28/17		(1,220)	(1,225,910)
2.00%, 11/15/21-2/15/22		(5,818)	(5,866,476)

			(8,352,287)

Total Borrowed Bonds
(Proceeds – $14,298,768) – (8.6)%			(14,283,321)

Total Investments Net of Options Written and Borrowed Bonds – 93.0%			154,813,063
Other Assets Less Liabilities – 7.0%			11,653,757

Net Assets – 100.0%			$166,466,820

*	As of April 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$167,917,267

Gross unrealized appreciation	$1,313,436
Gross unrealized depreciation	(131,267)

Net unrealized appreciation	$1,182,169

(a)	Variable rate security. Rate shown is as of report date.
(b)	Security is perpetual in nature and has no stated maturity date.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Issuer filed for bankruptcy and/or is in default of interest payments.
(e)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Net Activity	Shares Held at April 30, 2012	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	98,105,144	98,105,144	$723	$40,210

(f)	Represents the current yield as of report date.

BLACKROCK FUNDS	APRIL 30, 2012	7

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

•	Foreign currency exchange contracts as of April 30, 2012 were as follows:

Currency Purchased		Currency Sold	Counterparty	Settlement Date	Unrea- lized Depre- ciation
USD 1,003,260	CHF	920,500	JPMorgan Chase Bank, N.A.	7/18/12	$(11,950)
USD 8,075,470	GBP	5,060,500	Goldman Sachs Bank USA	7/18/12	(133,230)
USD 14,045,460	EUR	10,640,500	Citibank,N.A.	7/25/12	(46,499)
Total					$(191,679)

•	Financial futures contracts sold as of April 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
7	Euro-Schatz	Eurex	June 2012	$1,024,806	$(92)
10	Gilt British	London	June 2012	$1,876,237	(30,427)
17	Euro-Bobl	Eurex	June 2012	$2,819,607	(42,144)
11	Euro-Bund	Eurex	June 2012	$2,054,364	(48,442)
Total					$(121,105)

•	Interest rate swaps outstanding as of April 30, 2012 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation
1.25%[1]	6-month EURIBOR	Deutsche Bank AG	2/10/15	EUR 255	$ 1,874
1.26%[1]	6-month EURIBOR	Deutsche Bank AG	2/14/15	EUR 520	4,070
2.10%[1]	6-month EURIBOR	Deutsche Bank AG	10/05/17	EUR 360	19,960
2.30%[1]	6-month EURIBOR	Deutsche Bank AG	4/05/22	EUR 815	13,405
Total					$39,309

[1]	Fund pays a floating rate and receives a fixed rate.

•	Credit default swaps on single-name issues - buy protection outstanding as of April 30, 2012 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)

Lloyds TSB Bank Plc	5.00%	Barclays Bank Plc	12/20/16	EUR 375	$(20,291)

Halliburton Co.	1.00%	Bank of America, N.A.	12/20/16	USD 575	(11,015)

Republic of Ireland	1.00%	Citibank, N.A.	12/20/16	USD 500	(21,990)

Republic of Ireland	1.00%	Citibank, N.A.	12/20/16	USD 200	(7,894)

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
Republic of Ireland	1.00%	Citibank, N.A.	3/20/17	USD 500	$(2,294)

Peugeot SA	1.00%	Barclays Bank Plc	6/20/17	EUR 500	35,261

Telekom Austria AG	1.00%	Barclays Bank Plc	6/20/17	EUR 475	(1,459)

Banco Bilbao Vizcaya	1.00%	BNP Paribas SA	6/20/17	EUR 500	31,848

Banco de Sabadell SA	5.00%	BNP Paribas SA	6/20/17	EUR 185	5,626

Deutsche Bank AG	1.00%	BNP Paribas SA	6/20/17	EUR 1,000	8,769

La Caixa	3.00%	BNP Paribas SA	6/20/17	EUR 185	412

La Caixa	3.00%	BNP Paribas SA	6/20/17	EUR 140	(78)

Saint-Gobain Nederland BV	1.00%	BNP Paribas SA	6/20/17	EUR 125	3,116

UPM-Kymmene OYJ	5.00%	BNP Paribas SA	6/20/17	EUR 440	(8,491)

Valeo SA	1.00%	BNP Paribas SA	6/20/17	EUR 370	(94)

Veolia Environment	1.00%	BNP Paribas SA	6/20/17	EUR 125	(759)

BNP Paribas SA	1.00%	Citibank, N.A.	6/20/17	EUR 590	(6,853)

UBS AG	1.00%	Citibank, N.A.	6/20/17	EUR 460	(2,089)

Bertelsmann AG	1.00%	Credit Suisse International	6/20/17	EUR 500	3,048

Clariant AG	1.00%	Deutsche Bank AG	6/20/17	EUR 250	3,130

Koninklijke DSM NV	1.00%	Deutsche Bank AG	6/20/17	EUR 500	(2,372)

Telekom Austria AG	1.00%	Deutsche Bank AG	6/20/17	EUR 525	959

Veolia Environment	1.00%	Deutsche Bank AG	6/20/17	EUR 250	2,860

Bankia SA	5.00%	JPMorgan Chase Bank, N.A.	6/20/17	EUR 140	3,846

Deutsche Bank AG	1.00%	JPMorgan Chase Bank, N.A.	6/20/17	EUR 450	(1,874)
Lanxess AG	1.00%	JPMorgan Chase Bank, N.A.	6/20/17	EUR 230	355

8	BLACKROCK FUNDS	APRIL 30, 2012

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000))	Unrealized Appreciation (Depreciation)
Royal Bank of Scotland Plc	5.00%	JPMorgan Chase Bank, N.A.	6/20/17	EUR 500	$ 2,360

Societe Generale SA	3.00%	JPMorgan Chase Bank, N.A.	6/20/17	EUR 590	(16,389)

Telenor ASA	1.00%	JPMorgan Chase Bank, N.A.	6/20/17	EUR 250	(1,246)

AXA SA	1.00%	Morgan Stanley Capital Services, Inc.	6/20/17	EUR 590	700

Peugeot SA	1.00%	Morgan Stanley Capital Services, Inc.	6/20/17	EUR 250	18,227

Svenska Cellulosa Aktiebolaget SCA	1.00%	Morgan Stanley Capital Services, Inc.	6/20/17	EUR 125	(1,170)

Valeo SA	1.00%	Morgan Stanley Capital Services, Inc.	6/20/17	EUR 380	4,541

Wolters Kluwer NV	1.00%	Morgan Stanley Capital Services, Inc.	6/20/17	EUR 500	2,284

Clariant AG	1.00%	UBS AG	6/20/17	EUR 220	296

Lanxess AG	1.00%	UBS AG	6/20/17	EUR 230	(627)

Hewlett- Packard Co.	1.00%	BNP Paribas SA	6/20/17	USD 500	6,737

Republic of Portugal	1.00%	Citibank, N.A.	6/20/17	USD 1,000	(43,894)

Southwest Airlines Co.	1.00%	Credit Suisse International	6/20/17	USD 500	(4,392)

Johnson Controls, Inc.	1.00%	JPMorgan Chase Bank, N.A.	6/20/17	USD 500	(2,092)

Republic of France	0.25%	JPMorgan Chase Bank, N.A.	6/20/17	USD 2,320	(2,924)
Total					$(25,912)
•	Credit default swaps on single-name issues - sold protection outstanding as of April 30, 2012 were as follows:

Issuer	Receive Fixed Rate	Counter- party	Expir- ation Date	Issuer Credit Rating[1]	Notional Amount (000)[2]	Unre- alized Appre- ciation (Depre- ciation)
Hellenic Telecommuni- cations Organization SA	5.00%	JPMorgan Chase Bank, N.A.	6/20/13	B	EUR 250	$(3,531)

ARAMARK Corp.	5.00%	BNP Paribas SA	12/20/16	B	USD 250	27,767

Issuer	Receive Fixed Rate	Counter- party	Expir- ation Date	Issuer Credit Rating[1]	Notional Amount (000)[2]	Unre alized Appre- ciation (Depre- ciation)
Republic of Italy	1.00%	Citibank, N.A.	12/20/16	BBB+	USD 500	$8,517

Republic of Italy	1.00%	Citibank, N.A.	12/20/16	BBB+	USD 200	2,759

Sunrise Communi- cations Holdings SA	5.00%	Credit Suisse International	3/20/17	B-	EUR 500	1,835

Energy Transfer Partners LP	1.00%	JPMorgan Chase Bank, N.A.	3/20/17	BBB-	USD 750	3,173

BASF SE	1.00%	Barclays Bank Plc	6/20/17	A+	EUR 500	1,660

France Telecom SA	1.00%	Barclays Bank Plc	6/20/17	A-	EUR 475	2,083

Rabobank Nederland NV	1.00%	Barclays Bank Plc	6/20/17	AA	EUR 450	74

Unitymedia Hessen GmbH & Co. KG/Unity- media NRW GmbH	5.00%	Barclays Bank Plc	6/20/17	B-	EUR 290	9,213

Alstom SA	1.00%	BNP Paribas SA	6/20/17	BBB	EUR 370	864

Credit Suisse Group AG	1.00%	BNP Paribas SA	6/20/17	A	EUR 1,000	(13,741)

Stora Enso OYJ	5.00%	BNP Paribas SA	6/20/17	BB	EUR 440	8,183

Banco Santander SA	3.00%	Citibank, N.A.	6/20/17	A-	EUR 500	(8,426)

Cooperative Centrale Raifeissen- Boerenlean- bank BA/ Netherlands	1.00%	Citibank, N.A.	6/20/17	Not Rated	EUR 460	2,903

Sunrise Communi-cations Holdings SA	5.00%	Citibank, N.A.	6/20/17	B-	EUR 290	4,686

Virgin Media Secured Finance Plc	5.00%	Citibank, N.A.	6/20/17	BB-	EUR 290	8,083

Vodafone Group Plc	1.00%	Citibank, N.A.	6/20/17	A-	EUR 100	(523)

BLACKROCK FUNDS	APRIL 30, 2012	9

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Issuer	Receive Fixed Rate	Counter- party	Expir- ation Date	Issuer Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreci- ation (Depreci- ation)

Deutsche Telekom AG	1.00%	Deutsche Bank AG	6/20/17	BBB+	EUR 115	$ (199)

E.ON AG	1.00%	Deutsche Bank AG	6/20/17	A	EUR 500	(504)

France Telecom SA	1.00%	Deutsche Bank AG	6/20/17	A-	EUR 115	(2,621)

Imperial Tobacco Group Plc	1.00%	Goldman Sachs Bank USA	6/20/17	BBB	EUR 500	3,316

Lloyds TSB Bank Plc	5.00%	JPMorgan Chase Bank, N.A.	6/20/17	BBB-	EUR 500	(6,620)

Alstom SA	1.00%	Morgan Stanley Capital Services, Inc.	6/20/17	BBB	EUR 380	(10,933)

Finmeccanica SpA	5.00%	UBS AG	6/20/17	BBB-	EUR 200	3,905

Kingdom of Netherlands	0.25%	Credit Suisse International	6/20/17	AAA	USD 910	1,549

Kingdom of Belgium	1.00%	JPMorgan Chase Bank, N.A.	6/20/17	AA	USD 1,160	(2,452)

Kingdom of Netherlands	0.25%	JPMorgan Chase Bank, N.A.	6/20/17	AAA	USD 1,160	(5,257)

Total						$ 35,763

[1]	Using Standard & Poor’s ( “S&P’s”) rating.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

—	Credit default swaps on traded indexes - buy protection outstanding as of April 30, 2012 were as follows:

Index	Pay Fixed Rate	Counter- party	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

iTraxx Europe Series 9 Version 1	5.00%	JPMorgan Chase Bank, N.A.	6/20/15	EUR	1,470	$ 95,428

iTraxx Europe Crossover Series 16 Version 1	5.00%	Citibank, N.A.	12/20/16	EUR	432	(29,445)

CDX.NA.IG Series 17 Version 1	1.00%	Credit Suisse International	12/20/16	USD	4,000	(111,117)

Index	Pay Fixed Rate	Counter- party	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

CDX.NA.IG Series 17 Version 1	1.00%	Morgan Stanley Capital Services, Inc.	12/20/16	USD	1,000	$ (6,966)

CDX.NA.IG. Series 17 Version 1	1.00%	Morgan Stanley Capital Services, Inc.	12/20/16	USD	1,200	(12,544)

iTraxx Europe Series 17 Version 1	1.00%	UBS AG	6/20/17	EUR	4,550	68,080

iTraxx Europe Crossover Series 17 Version 1	5.00%	Citibank, N.A.	6/20/17	EUR	1,850	77,076

iTraxx Europe Crossover Series 17 Version 1	5.00%	Citibank, N.A.	6/20/17	EUR	650	(5,015)

CDX.NA.HY Series 18 Version 1	5.00%	Morgan Stanley Capital Services, Inc.	6/20/17	USD	500	(3,436)

Total						$ 72,061

—	Credit default swaps on traded indexes - sold protection outstanding as of April 30, 2012 were as follows:

Index	Receive Fixed Rate	Counter- party	Expir- ation Date	Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreci- ation (Depreci- ation)

iTraxx Europe Series 9 Version 1	5.00%	JPMorgan Chase Bank, N.A.	6/20/13	BBB+	EUR1,180	$ (92,386)

iTraxx Europe Crossover Series 16 Version 1	5.00%	JPMorgan Chase Bank, N.A.	12/20/16	BB-	EUR 360	7,882

iTraxx Europe Crossover Series 16 Version 1	5.00%	JPMorgan Chase Bank, N.A.	12/20/16	BB-	EUR 72	1,529

CDX.NA.HY Series 17 Version 3	5.00%	Credit Suisse International	12/20/16	B	USD 970	60,782

10	BLACKROCK FUNDS	APRIL 30, 2012

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Index	Receive Fixed Rate	Counter- party	Expir- ation Date	Credit Rating[1]	Notional Amount (000)[2]	Unre- alized Appreci- ation (Depreci- ation)

CDX.NA.HY Series 17 Version 4	5.00%	Credit Suisse International	12/20/16	B	USD 970	$ 38,405

CDX.NA.IG Series 17 Version 1	1.00%	Credit Suisse International	12/20/16	BBB+	USD 5,000	118,623

iTraxx Europe Crossover Series 17 Version 1	5.00%	Deutsche Bank AG	6/20/17	BB-	EUR 850	21,485

iTraxx Financials Series 17 Version 1	1.00%	Deutsche Bank AG	6/20/17	A	EUR 1,770	6,779

iTraxx Financials Series 17 Version 1	1.00%	JPMorgan Chase Bank, N.A.	6/20/17	A	EUR 30	152
Total						$163,251

[1]	Using S&P’s rating of the underlying securities.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
—	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:
—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities
—	Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)
—	Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of April 30, 2012 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term
Investments:
Capital Trusts	–	$ 416,250	–	$ 416,250
Corporate Bonds	–	44,093,611	–	44,093,611
Floating Rate Loan Interests	–	8,817,317	$251,813	9,069,130
Foreign Government Obligations	–	332,808	–	332,808
Non-Agency Mortgage-Backed Securities	–	1,328,757	767,417	2,096,174
U.S. Treasury Obligations	–	246,150	–	246,150
Short-Term Investments:
Borrowed Bond Agreements	–	14,710,306	–	14,710,306
Money Market Funds	$98,105,144	–	–	98,105,144
Liabilities:
Investments:
Borrowed Bonds	–	(14,283,321)	–	(14,283,321)

Total	$98,105,144	$55,661,878	1,019,230	$154,786,252

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	–	$721,166	–	$721,166
Interest rate contracts	–	39,309	–	39,309
Equity contracts	–	29,863	–	29,863
Liabilities:
Credit contracts	–	(479,055)	–	(479,055)
Foreign currency exchange contracts	–	(191,679)	–	(191,679)
Interest rate contracts	$(121,105)	–	–	(121,105)

Total	$(121,105)	$119,604	–	$ (1,501)

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/ depreciation on the instrument and options are shown at value.

BLACKROCK FUNDS	APRIL 30, 2012	11

Schedule of Investments (concluded)	BlackRock Global Long/Short Credit Fund

Certain of the Fund’s assets are held at carrying amount which approximates fair value. Such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$579,440	–	–	$579,440
Foreign currency	4,735,861	–	–	4,735,861
Cash pledged as collateral for financial futures contracts	188,000	–	–	188,000

Total	$5,503,301	–	–	$5,503,301

Certain of the Fund’s investments are categorized as Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment for which such inputs are unobservable. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

There were no transfers between levels during the period ended April 30, 2012.

12	BLACKROCK FUNDS	APRIL 30, 2012

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds

Date:	June 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds

Date:	June 22, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds

Date: June 22, 2012